Pensions and Other Postretirement Benefit (Details Textuals) (USD $)	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 20,901,000,000	$ 17,536,000,000
Pensions and Other Benefit Plans (Textuals)
Percentage of corridor of greater of market value of assets	10.00%
Projected benefit obligation, unfunded plans	5,800,000,000	7,400,000,000
Accumulated benefit obligation unfunded plans	5,400,000,000	6,500,000,000
Plan Assets	3,300,000,000	4,000,000,000
Percent of Asset allocation, Equity securities	100.00%
Fair value of company's common stock directly held in plan assets	671,000,000	512,000,000
Percentage of company's common stock to plan asset	3.20%	2.90%
Defined Benefit Plan, Measurement Date	December 29, 2013	2012-12-30
U.S. retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	58,000,000
International retirement plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to pension plans	507,000,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	5 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan benefits Employee compensation Period	3 years
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	87,000,000	122,000,000	8,000,000
Net periodic benefit cost attributable to other benefit plans	452,000,000	409,000,000	378,000,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,926,000,000	9,061,000,000
Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,890,000,000	5,046,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,846,000,000	4,985,000,000
Commingled Funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	76,000,000	67,000,000
Short-term investment funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	865,000,000	782,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	561,000,000	627,000,000
Short-term investment funds [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 11,000,000	$ 55,000,000